Portfolio of Investments May 31, 2026
California High Yield Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 118.6%
X
1,117,328,625 MUNICIPAL BONDS - 118.6%   X –
CONSUMER DISCRETIONARY - 0.0%
$ 400,000 (a) California Statewide Communities Development Authority, Hotel
Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6.250% 09/02/61 $ 410,158
TOTAL CONSUMER DISCRETIONARY 410,158
CONSUMER STAPLES - 1.8%
27,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Alameda County Tobacco Asset
Securitization Corporation, Subordinate Series 2006A
0.000 06/01/50 6,294,775
1,155,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5.000 06/01/47 1,093,227
3,460,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5.625 06/01/47 3,169,384
17,600,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0.010 06/01/47 2,992,364
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000 06/01/47 1,860,412
5,000,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0.000 06/01/46 1,267,753
TOTAL CONSUMER STAPLES 16,677,915
EDUCATION AND CIVIC ORGANIZATIONS - 26.5%
8,985,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/50 8,545,347
11,435,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.125 08/01/55 10,877,914
4,105,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6.250 07/01/58 4,173,023
1,505,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Series 2024
5.000 06/01/44 1,520,908
4,250,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020, (UB)
4.000 07/01/50 3,939,998
900,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5.000 10/01/35 900,213
1,335,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5.250 10/01/45 1,320,489
3,925,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2017A
5.000 10/01/47 3,714,198
700,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/38 700,199
2,000,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/48 1,947,690
250,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 237,963
1,150,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5.000 06/01/48 1,112,816
400,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5.125 07/01/35 400,090
425,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5.375 07/01/45 417,771
400,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Series
2019A
4.000 10/01/29 399,763

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 90,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5.000% 10/01/39 $ 90,160
1,515,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5.000 10/01/49 1,416,916
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5.000 10/01/57 897,601
1,285,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5.000 10/01/34 1,285,379
465,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5.000 10/01/44 454,395
4,340,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5.000 07/01/36 4,340,532
3,695,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5.000 07/01/41 3,691,195
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5.000 07/01/38 1,005,358
1,800,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5.000 07/01/49 1,699,998
1,715,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5.000 06/01/46 1,714,954
1,145,000 California Municipal Finance Authority, Education Revenue
Bonds, Literacy First Charter Schools Project, Series 2019A
5.000 12/01/39 1,177,409
2,260,000 (a) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5.000 06/15/51 2,066,856
1,000,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6.375 06/15/64 1,053,322
775,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5.375 11/01/45 796,860
500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5.625 11/01/54 508,082
1,500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5.000 11/01/36 1,500,883
1,555,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5.000 11/01/46 1,518,628
270,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6.625 01/01/32 268,307
3,700,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5.250 01/01/45 3,028,995
7,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6.000 10/01/50 7,005,835
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5.000 08/01/34 1,021,731
1,100,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5.250 06/01/44 1,085,411
1,300,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5.500 06/01/54 1,229,582
350,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5.500 05/01/44 357,742
435,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5.750 05/01/54 438,552
2,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 1,735,534
700,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.250 06/15/47 703,013
4,500,000 (a) California Public Finance Authority, Educational Facility Revenue
Bonds, Crossroads Christian Schools, Series 2020
5.000 01/01/56 3,971,143

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,075,000 (a) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000% 07/01/46 $ 1,072,230
755,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5.000 06/01/37 755,927
2,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5.000 06/01/47 1,888,121
2,090,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5.000 06/01/54 1,892,600
1,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Ednovate - Obligated Group, Series 2018
5.000 06/01/48 919,871
960,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5.000 07/01/40 960,301
3,175,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5.000 07/01/52 2,921,295
7,125,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5.125 07/01/62 6,495,798
305,000 (a) California School Finance Authority School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2018A
5.000 08/01/48 298,211
9,925,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6.000 06/01/59 9,428,302
1,710,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5.625 06/01/44 1,681,371
1,225,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5.875 06/01/54 1,160,364
3,375,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6.000 06/01/64 3,176,645
585,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5.000 08/01/35 585,148
1,040,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5.000 08/01/40 1,040,193
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5.000 08/01/41 1,600,200
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5.000 08/01/46 447,414
1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/41 848,174
500,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/61 344,332
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6.000 06/15/54 4,679,875
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6.125 06/15/64 4,628,403
2,300,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Lighthouse Community Public Schools
Obligated Group, Series 2022A
6.500 06/01/62 2,365,077
1,300,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5.875 06/01/52 1,300,205
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000 06/01/58 1,456,824
2,075,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.250 06/15/43 2,140,109

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 6,740,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.375% 06/15/53 $ 6,827,031
2,510,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/40 2,354,009
5,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/50 4,765,079
1,600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/59 1,305,948
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5.000 08/01/42 1,003,240
5,315,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5.000 08/01/61 4,922,764
5,045,000 (a) California School Finance Authority, Charter School Revenue
Bonds, City Charter School Obligated Group, Series 2016A
5.000 06/01/42 5,018,695
805,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5.000 10/01/44 806,022
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5.000 06/01/37 235,629
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5.000 06/01/47 222,416
1,500,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4.750 06/01/36 900,000
1,180,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5.000 06/01/46 708,000
1,890,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5.000 06/01/64 1,676,125
1,150,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4.000 06/01/41 940,515
1,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4.000 06/01/51 1,064,222
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4.000 06/01/61 657,894
675,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5.750 05/01/37 678,999
1,135,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5.000 06/01/55 1,053,159
560,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5.625 06/01/43 571,771
700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5.875 06/01/53 706,361
425,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.500 08/01/47 426,118
1,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5.000 06/01/54 1,170,021
1,545,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5.125 06/01/59 1,340,913
2,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5.125 06/01/64 2,014,310
2,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5.000 06/01/46 2,407,891
950,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5.125 06/01/47 916,203

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5.250% 06/01/52 $ 945,315
990,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5.000 06/01/37 992,156
925,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5.000 06/01/53 848,544
410,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/31 399,091
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/51 2,282,390
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/61 2,124,747
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020A
5.000 06/01/60 3,118,603
180,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020B
5.000 06/01/27 180,632
1,435,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
6.000 06/01/63 1,408,930
490,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5.000 06/01/41 475,436
1,450,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5.000 06/01/51 1,289,273
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7.000 06/01/54 2,997,978
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9.000 06/01/34 340,491
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.125 03/01/52 741,334
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.250 03/01/62 721,960
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7.000 04/15/55 2,028,927
750,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2019A
5.000 06/01/40 752,767
650,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5.000 06/01/54 616,492
1,700,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5.000 06/01/64 1,566,471
1,725,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5.000 07/01/47 1,618,641
1,340,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5.000 07/01/52 1,210,829
1,195,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2023A
5.750 07/01/42 1,236,113
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5.625 10/01/34 520,141
1,000,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5.875 10/01/44 1,000,110

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
6.000% 10/01/49 $ 519,974
3,050,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
4.125 07/01/35 3,028,078
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5.000 07/01/45 1,000,069
2,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5.000 07/01/46 1,999,928
9,200,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5.000 07/01/54 8,699,289
1,200,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5.375 08/01/42 1,252,802
1,150,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5.750 08/01/52 1,180,235
725,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5.250 07/01/48 731,742
1,355,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6.000 07/01/51 1,355,824
9,000,000 (b) California State University, Systemwide Revenue Bonds, Series
2024A, (UB)
4.000 11/01/49 8,641,265
4,325,000 (a) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5.000 11/01/41 4,284,062
580,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 575,658
125,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/30 124,064
1,580,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/36 1,526,329
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 249,389,770
FINANCIAL - 1.3%
12,030,000 (b) City Of Pasadena, California, General Obligation Bonds, Series
2025, (UB)
5.000 09/01/54 12,706,324
TOTAL FINANCIAL 12,706,324
HEALTH CARE - 5.1%
2,485,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5.000 11/15/49 2,489,540
7,800,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospitial at Stanford, Series
2017A, (UB)
5.000 11/15/56 7,844,941
1,455,000 California Municipal Finance Authority, Revenue Bonds, Clinicas
del Camino Real, Inc., Series 2020
4.000 03/01/28 1,453,284
2,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5.000 12/01/46 2,024,049
5,480,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/41 5,491,432
1,565,000 (b) California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5.250 11/01/52 1,577,305
16,700,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 16,703,582
2,055,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 2,055,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250% 12/01/56 $ 2,280,028
315,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.250 12/01/48 317,498
6,100,000 (c) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 4,209,000
1,500,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
4.000 11/01/47 1,104,456
200,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5.000 07/01/42 200,268
TOTAL HEALTH CARE 47,751,034
HOUSING/MULTIFAMILY - 16.0%
8,750,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4.000 08/01/47 6,899,734
4,947,980 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 94,012
4,960,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4.000 02/01/50 3,735,248
5,880,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5.000 08/01/50 5,564,573
18,480,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 14,457,593
1,000,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 1,011,544
1,585,000 (a) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4.000 03/01/37 1,404,710
52,951 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4.250 01/15/35 54,879
7,254,364 (d) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4.327 11/20/40 7,208,264
2,375,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Royal York Estates Projects Series 2020A
4.000 02/15/55 1,923,087
2,980,000 (a) California Municipal Finance Authority, Revenue Bonds, Catalyst
Impact Fund 1 LLC Series 2024-II
7.000 01/01/39 3,136,084
1,335,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.500 07/01/50 1,400,336
1,715,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6.000 07/01/53 1,864,501
4,600,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5.000 06/01/36 4,602,555
2,090,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5.000 06/01/46 2,089,665
6,885,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4.000 04/01/56 5,360,288
1,000,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8.000 04/01/56 798,825
1,000,000 (a) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3.000 08/01/56 688,380

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,905,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4.000% 04/01/57 $ 2,176,451
18,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3.500 10/01/46 15,681,368
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4.000 10/01/56 1,963,463
3,375,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 2,987,251
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4.000 06/01/58 1,577,087
5,915,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2
4.000 07/01/56 4,570,657
22,760,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 17,624,884
9,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.125 07/01/56 6,174,528
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4.000 07/01/58 1,213,886
4,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4.000 09/01/56 2,900,441
2,110,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4.000 12/01/56 1,645,912
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4.000 07/01/56 2,077,666
2,625,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3.250 10/01/58 1,867,759
5,050,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 3,084,043
2,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4.000 12/01/58 1,541,963
2,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4.000 12/01/59 1,238,267
6,155,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 4,442,452
9,000,000 (a) HEART-SV, Housing Endowment and Regional Trust South Valley,
California, Essential Housing Revenue Bonds, Azara Apartments
LP, Series 2026A
5.375 06/01/61 8,644,592
1,000,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Palomar Estates West, Refunding Series
2015
5.000 09/15/36 1,000,755
315,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5.000 06/15/49 315,059
2,110,000 Palmdale Housing Authority, California, Multifamily Housing
Revenue Bonds, Impression, La Quinta, Park Vista &
Summerwood Apartments, Series 2015
5.250 06/01/45 2,053,208
11,875,000 (a) Santa Barbara Housing Authority,California, Capital Appreciation
Housing Revenue Bonds, Subordinate Multifamily Bonds,
Jacaranda Court Series 2025A-S
0.000 05/01/44 2,996,592
380,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6.500 09/01/39 380,054
TOTAL HOUSING/MULTIFAMILY 150,452,616

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 1.0%
$ 9,810,000 (a),(d) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory Put
4/01/33)
5.100% 04/01/66 $ 9,853,216
TOTAL LONG-TERM CARE 9,853,216
TAX OBLIGATION/GENERAL - 8.6%
1,115,000 Denair Unified School District, Stanislaus County, California,
General Obligation Bonds, Series 2002A - FGIC Insured
0.000 08/01/26 1,109,624
1,205,000 Jamul Dulzura Union School District, San Diego County,
California, General Obligation Bonds, Election 1995 Series
2004A - NPFG Insured
0.000 11/01/28 1,123,647
5,000,000 (b) Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured, (UB)
5.250 08/01/48 5,322,841
5,000,000 (b) Oxnard School District, Ventura County, California, General
Obligation Bonds, Election of 2022 Series 2023A - BAM Insured,
(UB)
4.125 08/01/50 4,850,138
1,350,000 Paso Robles Joint Unified School District, San Luis Obispo
and Monteray Counties, California, General Obligation Bonds,
Election 2006 Series 2010A
0.000 09/01/34 1,037,196
9,470,000 (b) Pittsburg Unified School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2016, (UB)
4.000 08/01/44 9,470,572
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,459,663
6,187,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 5,896,997
5,750,000 (b) San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2021A,
(UB)
4.000 10/15/50 5,505,021
11,500,000 (b) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1, (UB)
4.250 08/01/52 11,384,807
5,000,000 (b) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series
2023A, (UB)
4.000 08/01/53 4,694,289
17,585,000 (b) Santa Ana Unified School District, Orange County, California,
General Obligation Bonds, 2018 Election Series 2022C, (UB)
4.250 08/01/50 17,211,746
12,460,000 (b) Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B, (UB)
4.000 08/01/45 11,652,380
TOTAL TAX OBLIGATION/GENERAL 80,718,921
TAX OBLIGATION/LIMITED - 32.2%
1,000,000 Adelanto Community Facilities District Number 2006-2, San
Bernadino County, California, Special Tax Bonds, Series 2015A
5.000 09/01/45 1,000,315
850,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5.000 09/01/48 863,182
1,250,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5.000 09/01/53 1,261,449
330,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.010 09/01/28 310,948
240,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/30 212,966
4,475,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.010 09/01/34 3,443,702
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/35 1,465,063
660,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5.000 09/01/48 673,459
875,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5.000 09/01/53 883,954
1,900,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5.000 05/01/38 1,901,499

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 Brea Redevelopment Agency, Orange County, California, Tax
Allocation Bonds, Project Area AB, Series 2003 - AMBAC Insured
0.000% 08/01/28 $ 1,411,877
1,700,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5.000 09/02/36 1,700,956
3,125,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0.000 06/01/33 2,357,812
3,975,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022C
6.250 09/01/52 4,223,056
3,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022D
6.125 09/01/52 3,176,098
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5.125 09/01/54 1,014,887
1,070,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5.000 09/01/49 1,087,950
885,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5.000 09/01/49 889,641
540,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
4.700 09/01/54 508,011
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5.000 09/01/54 1,000,092
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5.000 09/01/49 1,012,688
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5.000 09/01/54 1,002,774
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-06, Series 2022B
6.000 09/01/52 1,052,806
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5.250 09/01/52 2,201,981
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2022-8 City of Palmdale -
Wildflower/Creekside Encore Series 2024
5.000 09/01/49 506,684
340,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5.000 09/01/49 344,314
800,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5.000 09/01/54 803,833
1,835,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5.000 09/01/49 1,859,529
2,665,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5.000 09/01/54 2,681,363
1,040,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5.000 09/01/50 1,055,074
1,100,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5.000 09/01/55 1,107,999
400,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5.250 09/01/43 422,979
1,060,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5.625 09/01/53 1,106,523
625,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2024-11 Lincoln City a
Hidden Hills, Series 2026
5.000 09/01/51 626,987
875,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2024-11 Lincoln City a
Hidden Hills, Series 2026
5.000 09/01/56 863,555

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 875,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5.000% 09/01/33 $ 876,000
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5.125 09/01/42 2,001,218
2,500,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.625 09/01/45 2,502,034
1,200,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-02,
McSweeny, Improvement Area 1 Series 2023
5.250 09/01/53 1,220,361
340,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 2 Atwell, Series 2022
5.250 09/01/52 346,059
475,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5.000 09/01/49 482,155
650,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5.000 09/01/54 652,009
2,400,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 4 Atwell, Series 2024
5.000 09/01/55 2,406,211
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2021-02 Citro,
Series 2023
5.000 09/01/53 2,007,437
1,635,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2022-07,
Improvement Area Number 1, Watson Ranch, Series 2023
5.000 09/01/53 1,651,003
3,510,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/35 3,513,531
1,120,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/40 1,120,778
450,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8.000 09/02/41 450,008
480,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017A
5.000 09/02/46 482,914
920,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018B
5.000 09/02/48 927,151
1,495,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5.125 09/02/42 1,537,332
1,990,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5.375 09/02/52 2,034,425
3,965,000 California Statewide Communities Development Authority,
Statewide Infrastructure Program Revenue Bonds, Series 2020C
4.000 09/02/40 3,880,843
1,085,000 Cathedral City Public Financing Authority, California, Tax
Allocation Bonds, Merged Redevelopment Project, Series 2000A
- NPFG Insured
0.000 08/01/33 859,042
740,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 10, Series 2024.
5.000 09/01/54 746,543
1,245,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 11, Series 2025
5.000 09/01/50 1,244,368
1,765,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 11, Series 2025
5.000 09/01/55 1,743,407

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.250% 09/01/27 $ 215,215
210,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.000 09/01/32 210,114
345,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5.000 09/01/51 348,308
625,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5.000 09/01/46 641,077
1,000,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5.000 09/01/54 1,003,446
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5.500 09/01/47 1,048,323
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5.500 09/01/51 1,036,836
1,250,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 5, Series 2023
5.375 09/01/51 1,287,018
6,300,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5.000 09/01/39 6,503,641
250,000 El Dorado County, California, Special Tax Bonds, Community
Facilities District 2005-2, Series 2006
5.100 09/01/36 250,859
1,685,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4.000 09/01/41 1,601,807
1,245,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4.000 09/01/51 1,070,824
1,565,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4.000 09/01/41 1,487,732
2,325,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4.000 09/01/51 2,005,729
430,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6.875 09/01/38 432,993
1,250,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5.125 09/01/47 1,287,252
1,300,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5.125 09/01/52 1,324,316
1,075,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2020
4.000 09/01/45 990,679
4,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2022
5.000 09/01/52 4,037,320
400,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5.000 09/01/49 404,802
460,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5.000 09/01/53 463,942
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5.000 09/01/49 1,016,775
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5.000 09/01/54 1,010,196
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Series 2022
5.000 09/01/52 1,009,330
375,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4.250 09/01/38 380,859

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4.500% 09/01/43 $ 502,741
3,000,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5.000 09/01/49 3,042,144
2,620,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5.000 09/01/54 2,641,393
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5.000 09/01/43 1,038,873
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5.000 09/01/53 1,008,570
1,030,000 Imperial, California, Special Tax Bonds, Community Facilities
District 2005-1 Springfield, Series 2015A
5.000 09/01/36 1,030,970
155,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5.250 08/15/28 155,394
3,380,000 Jurupa Unified School District, California, Special Tax Bonds,
Community Facilities District 9, Series 2015A
5.000 09/01/45 3,384,139
1,220,000 Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2004-2, Series 2005
5.350 09/01/35 1,225,433
600,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5.000 09/01/47 608,306
595,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5.650 09/01/38 609,026
945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5.750 09/01/43 957,523
1,750,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5.000 09/01/47 1,790,379
8,660,000 Madera County, California, Special Tax Bonds, Community
Facilities District 2021-1 Tesoro Viejo II Improvement Area 1,
Series 2022
5.750 09/01/53 9,000,862
2,022,000 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004 - NPFG Insured
0.000 09/15/33 1,611,249
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 3,116,020
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4.250 09/01/44 483,001
1,325,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5.125 09/01/47 1,362,311
2,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5.250 09/01/52 2,045,356
1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2016-1,
Improvement Area B, Series 2022
4.625 09/01/52 950,502
750,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5.000 09/01/53 754,457
700,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5.000 09/01/48 714,480
1,000,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5.000 09/01/53 1,006,748
2,095,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2023-1, Rockport Ranch Series 2024
5.000 09/01/49 2,128,714
675,000 Mountain House Financing Authority, California, Special Tax
Bonds, Series 2026A
5.000 09/01/56 670,298

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,100,000 Mountain House, California Special Tax Bonds, Community
Facilities District 2024-1  Improvement Area 3 Public Facilities &
Service, Series 2026
5.000% 09/01/51 $ 1,106,134
1,300,000 Mountain House, California Special Tax Bonds, Community
Facilities District 2024-1  Improvement Area 3 Public Facilities &
Service, Series 2026
5.000 09/01/56 1,298,964
825,000 Murrieta, California, Special Tax Bonds, Community Facilities
District 2005-5 Golden City Improvement Area A, Series 2017
5.000 09/01/46 825,526
980,480 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1.908 09/01/28 196,096
2,926,584 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1.943 09/01/36 585,317
1,200,000 Ontario, California, Special Tax Bonds, Community Facilities
District 28 New Haven Facilities - Area A, Series 2017
5.000 09/01/47 1,205,390
845,000 Ontario, California, Special Tax Bonds, Community Facilities
District 55 Parklane Facilities, Series 2022
5.000 09/01/53 852,739
350,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5.000 08/15/42 364,796
3,400,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5.000 08/15/47 3,468,767
500,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2023-1 Rienda Phase 2B, Series 2023A
5.500 08/15/53 518,693
1,230,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0.000 12/01/30 1,076,431
2,990,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0.000 08/01/27 2,894,634
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 2,435,660
1,590,000 Rancho Cordova, California, Special Tax Bonds, Communities
Facilities District 2014-1 Montelena, Series 2022
5.000 09/01/42 1,643,409
250,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5.000 09/01/38 264,963
525,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5.125 09/01/43 547,969
1,300,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5.375 09/01/53 1,337,227
585,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5.000 09/01/45 599,808
850,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5.000 09/01/50 856,003
1,085,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5.000 09/01/55 1,087,287
1,400,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5.000 09/01/54 1,407,652
1,755,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0.000 07/15/29 1,599,692
1,260,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0.000 07/15/31 1,072,345
1,185,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4.250 09/01/47 1,153,332
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/42 1,030,345

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,525,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.250% 09/01/47 $ 1,546,751
2,015,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/52 1,964,827
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2019-1 Phase 2 Public
Improvements, Series 2019
4.000 09/01/46 872,306
4,600,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5.000 09/01/50 4,540,398
6,500,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5.000 09/01/55 6,295,442
1,295,000 Riverside County Asset Leasing Corporation, California,
Leasehold Revenue Bonds, Riverside County Hospital Project,
Series 1997 - NPFG Insured
0.000 06/01/26 1,295,000
2,115,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5.000 09/01/30 2,122,113
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5.000 09/01/50 2,026,006
3,740,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5.000 09/01/55 3,764,431
1,500,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5.000 09/01/45 1,547,033
2,375,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5.000 09/01/50 2,404,758
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5.000 09/01/55 2,015,955
1,010,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0.010 09/01/34 761,011
1,155,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0.010 09/01/35 837,101
935,000 Rohnert Park Community Development Agency, California, Tax
Allocation Bonds, Series 1999
0.000 08/01/33 741,325
2,635,000 Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake Improvement
Area 3, Series 2013
5.000 09/01/43 2,636,187
480,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5.000 09/01/43 496,150
1,500,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5.250 09/01/53 1,532,947
1,050,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
5.500 09/01/46 1,052,302
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5.000 09/01/43 1,037,614
1,150,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5.000 09/01/53 1,161,957
625,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2022
4.500 09/01/52 581,804
1,100,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014
5.000 09/01/34 1,101,205
1,500,000 (a) Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2017
5.000 09/01/47 1,506,376
2,500,000 Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5.000 09/01/50 2,504,749
1,500,000 Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5.000 09/01/55 1,486,163
2,755,000 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022
5.000 09/01/52 2,753,221

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 230,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.500% 11/01/46 $ 230,640
1,510,000 (a),(b) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
15.047 12/01/33 2,393,077
4,295,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0.000 12/01/31 3,641,642
4,435,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0.000 12/01/32 3,631,522
240,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5.900 09/01/37 241,299
1,485,000 San Bernardino Community Facilities District Number 2020-1,
California, Special Tax Bonds, Series 2022
4.500 09/01/52 1,338,134
330,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5.500 06/01/37 345,833
550,000 San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2006-1 Lytle Creek North
Improvement Area 1, Series 2015
5.000 09/01/40 550,365
905,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5.000 09/01/43 901,041
1,525,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5.500 09/01/53 1,526,022
2,250,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2025A
5.000 09/01/55 2,179,192
2,100,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series  Series 2025B
5.000 09/01/55 2,018,684
1,500,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series 2022B
5.000 09/01/52 1,445,966
770,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5.000 08/01/39 771,177
1,250,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Series 2014A
5.000 08/01/43 1,250,931
1,450,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Series 2023B
5.750 09/01/53 1,515,590
1,000,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5.750 09/01/53 1,045,234
1,000,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5.000 09/01/42 1,066,864
1,735,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5.000 09/01/47 1,796,012
1,150,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5.000 09/01/52 1,174,415
965,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5.250 09/01/48 987,731
2,050,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5.500 09/01/53 2,119,443

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 925,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5.125% 09/01/50 $ 946,960
1,600,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5.250 09/01/55 1,643,491
1,210,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5.000 09/01/45 1,238,800
2,600,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5.000 09/01/50 2,620,288
4,000,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5.000 09/01/55 4,005,490
5,000,000 Stockton, California, Special Tax Revenue Bonds, Community
Facilities District 19-1, Cannery Park II, Series 2022
5.000 09/01/52 5,011,874
5,400,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2014-1, Series 2022
4.500 09/01/52 4,974,805
1,045,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 1,065,111
1,750,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2023A
5.000 09/01/49 1,773,220
1,700,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5.000 09/01/50 1,714,524
3,250,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5.000 09/01/56 3,258,192
1,195,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 1, Series 2019
5.000 09/01/49 1,198,669
2,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5.875 09/01/53 2,849,369
1,000,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5.000 09/01/54 1,010,751
700,000 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-
1, Series 2013
5.000 09/01/43 700,212
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/39 999,962
350,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5.250 09/01/35 350,438
785,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5.250 09/01/45 785,409
1,890,000 Westside Union School District, California, Special Tax Bonds,
Community Facilities District 2016-1 Improvement Area B, Series
2023
5.250 09/01/52 1,859,700
600,000 Wildomar, California, Special Tax Bonds, Community Facilities
District 2023-1 Avalino, Series 2026
5.000 09/01/51 606,640
550,000 Wildomar, California, Special Tax Bonds, Community Facilities
District 2023-1 Avalino, Series 2026
5.000 09/01/55 555,223
290,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4.800 01/01/27 98,600
TOTAL TAX OBLIGATION/LIMITED 303,081,970
TRANSPORTATION - 9.4%
500,000 (a) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
6.000 01/01/55 524,849
10,845,000 (b) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A, (UB)
4.000 01/15/46 10,541,873
5,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A - AGM Insured
0.000 01/15/37 3,463,148

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 10,000,000 (b) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT), (UB)
5.000% 05/15/44 $ 10,089,780
375,174 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 375,257
10,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5.250 07/01/58 10,318,806
5,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/51 5,053,619
20,000,000 (b) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT), (UB)
5.750 05/01/48 21,607,486
18,000,000 (b),(e) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2026A, (AMT), (UB)
5.250 05/01/42 20,016,868
5,165,000 (b) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5.000 05/01/48 5,189,185
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/49 100,049
50,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Series
1997A - NPFG Insured
0.010 01/15/31 43,167
1,200,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.500 04/01/52 1,169,603
TOTAL TRANSPORTATION 88,493,690
U.S. GUARANTEED - 0.2% (f)
2,320,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0.000 09/01/35 1,744,503
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5.000 06/01/37 270,548
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5.000 06/01/47 270,548
TOTAL U.S. GUARANTEED 2,285,599
UTILITIES - 16.5%
10,110,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31), (UB)
4.000 02/01/52 10,263,452
6,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31), (UB)
5.000 02/01/54 6,336,895
17,555,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30), (UB)
5.500 10/01/54 19,094,407
14,950,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5.250 11/01/54 15,802,809
10,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32), (UB)
5.000 01/01/55 10,295,981
1,000,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33)
5.000 12/01/55 1,044,834
10,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33), (UB)
5.000 12/01/55 10,448,342
10,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34), (UB)
5.000 10/01/55 10,192,518

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 12,965,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025E, (Mandatory Put
5/01/35), (UB)
5.000% 10/01/56 $ 14,025,285
1,100,000 (a) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023, (AMT)
5.000 11/21/45 1,150,831
15,170,000 (b),(d) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35), (UB)
5.000 12/01/55 16,317,262
25,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500 11/15/28 26,364
7,185,000 (b) M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C, (UB)
7.000 11/01/34 8,656,964
225,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5.500 05/01/29 234,325
1,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 1,505,034
5,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/37 5,207
8,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 5,159,742
1,140,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5.250 07/01/34 1,145,051
1,030,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3.625 01/01/27 701,547
85,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 55,691
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 669,973
165,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 109,108
1,695,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 1,131,394
1,415,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 943,693
2,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400 07/01/28 1,313,968
25,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4.625 07/01/30 16,862
915,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 601,393
295,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 193,108
500,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/25 328,504
135,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/26 89,271
200,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.800 07/01/27 135,549
1,445,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 01/01/27 962,663
220,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.250 07/01/30 143,205
4,430,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 2,873,172
5,385,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 3,660,172
2,380,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 1,545,338
1,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5.000 11/01/29 1,045,907
220,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5.000 11/01/33 235,052
2,002,679 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 2,004,683

Portfolio of Investments May 31, 2026
(continued)
California High Yield Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 137,170 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250% 07/01/26 $ 137,141
5,020,000 West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021
4.000 06/01/46 4,904,715
TOTAL UTILITIES 155,507,412
TOTAL MUNICIPAL BONDS
(Cost $1,124,579,065) 1,117,328,625
TOTAL LONG-TERM INVESTMENTS
(Cost $1,124,579,065) 1,117,328,625
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.8%
X 45,475,000 REPURCHASE AGREEMENTS - 4.8%   X –
$ 45,475,000 (g) Fixed Income Clearing Corporation 3.570 06/01/26 $ 45,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $45,475,000) 45,475,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,475,000) 45,475,000
TOTAL INVESTMENTS - 123.4%
(Cost $1,170,054,065) 1,162,803,625
FLOATING RATE OBLIGATIONS - (24.9)%   (234,650,000)
OTHER ASSETS & LIABILITIES, NET - 1.5% 14,161,740
NET ASSETS - 100% $ 942,315,365
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $376,910,799 or 32.4% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) When-issued or delayed delivery security.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $45,488,529 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/30, valued at $46,384,693.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,117,328,625 $ – $ 1,117,328,625
Short-Term Investments:
Repurchase Agreements – 45,475,000 – 45,475,000
$ – $ 1,162,803,625 $ – $ 1,162,803,625
Liabilities at Fair Value:
Floating Rate Obligations* $ – $ 234,650,000 $ – $ 234,650,000
$ – $ 234,650,000 $ – $ 234,650,000
* The Funds' liabilities at fair value, which approximate their carrying value, are further described in these Notes to Financial
Statements.

Portfolio of Investments May 31, 2026
California Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
X
1,616,071,801 MUNICIPAL BONDS - 96.8%   X –
CONSUMER STAPLES - 0.0%
$ 370,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 332,621
TOTAL CONSUMER STAPLES 332,621
EDUCATION AND CIVIC ORGANIZATIONS - 11.1%
5,825,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/45 5,796,832
2,040,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/43 2,210,912
3,240,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
4 .250 11/01/48 3,151,891
2,435,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B
4 .000 05/01/41 2,442,694
5,115,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 5,114,476
3,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 2,781,175
20,175,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4 .500 05/15/55 20,307,370
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 2,114,860
500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 494,565
1,325,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,310,598
3,250,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .000 07/01/50 3,376,559
1,225,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .000 01/01/35 1,082,589
8,595,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 7,784,233
6,980,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 6,998,819
210,000 (b) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/27 210,637
250,000 (b) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 226,388
2,935,000 (b) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/50 2,679,596
1,045,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,045,194
1,100,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/45 1,080,095
450,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 450,081
460,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 447,414
1,915,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,563,056
815,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/52 756,215

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 235,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000% 06/01/47 $ 222,416
410,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 246,000
500,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/51 300,000
375,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 377,222
720,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 680,826
550,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/43 558,809
285,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/36 285,059
250,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .250 06/01/52 236,329
280,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5 .000 06/01/43 281,258
750,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 750,052
830,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 829,997
5,235,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 5,234,573
3,125,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/49 3,016,679
680,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/48 569,676
545,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .000 07/01/40 557,115
15,325,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 15,478,972
3,100,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 3,222,274
15,665,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 16,029,421
5,210,000 California State University, Systemwide Revenue Bonds, Series
2019A
5 .000 11/01/49 5,371,182
1,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 1,014,904
1,115,000 San Diego County, California, Limited Revenue Obligations,
Sanford Burnham Prebys Medical Discovery Institute, Series
2015A
5 .000 11/01/28 1,119,803
11,620,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 12,002,640
10,805,000 University of California, General Revenue Bonds, Series 2025CE 5 .000 11/15/40 12,337,574
9,745,000 University of California, General Revenue Bonds, Series 2025CE 5 .000 11/15/41 11,026,985
20,000,000 University of California, General Revenue Bonds, Series 2025CF 5 .000 11/15/26 20,234,836
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 185,410,851
FINANCIALS - 0.0%
6,811 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 2,282
TOTAL FINANCIALS 2,282

Portfolio of Investments May 31, 2026
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 16.0%
$ 17,205,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000% 11/15/46 $ 17,253,339
3,815,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 3,830,910
1,225,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,255,748
11,100,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 11,146,291
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 6,678,110
3,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 3,605,822
6,100,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2012A
4 .000 11/15/39 6,099,772
7,850,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 7,172,292
11,270,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 11,290,592
10,750,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/40 10,784,390
3,175,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 3,030,793
35,085,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 32,000,439
1,825,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 1,826,059
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .000 07/01/44 2,090,928
32,335,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 33,316,823
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 250,224
1,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 1,816,365
11,500,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 11,523,990
6,750,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 6,534,124
3,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 3,809,641
5,300,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 5,305,692
2,950,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 2,973,195
2,000,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 1,999,839
15,050,000 California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A
5 .000 08/01/47 15,271,598
4,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 4,013,417
6,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 6,002,186
20,750,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 20,750,255
8,400,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 8,479,853
1,305,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 1,305,879
10,875,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/48 10,921,609

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 10,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4 .000% 08/01/45 $ 9,098,977
1,365,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 1,386,260
1,630,000 Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017
5 .000 01/01/47 1,635,090
2,800,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 2,803,754
TOTAL HEALTH CARE 267,264,256
HOUSING/MULTIFAMILY - 14.3%
4,670,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 3,036,865
15,920,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 12,553,573
6,599,873 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 125,398
560,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 421,721
425,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 402,201
2,850,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 2,665,100
25,810,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 20,192,126
9,637,202 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 9,847,501
11,838,715 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 11,756,634
1,340,332 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 1,389,122
9,512,616 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 9,626,033
8,179,818 (a) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .327 11/20/40 8,127,837
4,994,557 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-1
4 .050 07/20/41 4,934,359
2,900,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Projects, Social Series 2024A
5 .000 08/15/59 2,920,233
23,205,000 (b) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 18,066,155
5,675,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 4,352,000
920,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 780,500
8,660,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 6,030,756
5,230,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 4,350,280
2,000,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 1,674,465
26,965,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 21,177,909
16,355,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 14,475,997

Portfolio of Investments May 31, 2026
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,480,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875% 08/01/41 $ 2,310,042
4,640,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 3,464,984
19,550,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 15,139,125
1,615,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,319,224
4,750,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 3,133,441
395,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 295,576
15,125,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 13,686,848
3,765,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 2,936,900
5,730,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 4,762,010
7,475,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 5,318,666
2,100,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000 09/01/46 1,796,402
3,995,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,891,853
16,280,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 9,942,220
2,100,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,619,061
7,545,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 5,445,703
2,480,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 2,312,645
4,325,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .550 12/01/61 4,152,487
TOTAL HOUSING/MULTIFAMILY 239,433,952
TAX OBLIGATION/GENERAL - 13.6%
1,000,000 Acalanes Union High School District, Contra Costa County,
California, General Obligation Bonds, Refunding Series 2010A
0 .000 08/01/26 995,839
8,000,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/47 7,711,095
5,570,000 (d) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0 .000 05/01/42 4,610,483
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/45 2,506,017
835,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/46 836,737
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,760,706
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/50 5,355,270

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 3,385,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000% 08/01/55 $ 3,479,483
4,900,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,604,305
2,745,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000 08/01/47 2,679,644
7,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000 08/01/47 6,814,116
38,460,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/26 38,529,747
5,390,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Dedicated Ad Valorem
Property Tax, Series 2026QRR
4 .250 07/01/50 5,347,189
41,160,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 41,224,156
6,225,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 6,228,424
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 9,999,713
4,040,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 3,988,592
2,290,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2018,
Series 2019A
5 .000 08/01/44 2,407,088
8,890,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .250 08/01/55 9,565,405
9,440,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 10,847,684
23,996,248 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 24,378,429
7,070,089 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,159,974
1,000,000 Redlands Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A
5 .000 07/01/26 1,001,914
6,985,000 Rio Hondo Community College District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .250 08/01/55 7,482,781
1,535,000 (d) San Leandro Unified School District, Alameda County, California,
General Obligation Bonds, Election 2006 Series 2010C - AGC
Insured
0 .000 08/01/39 1,631,733
2,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 2,009,367
3,080,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 3,081,122
645,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 649,025
8,640,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 8,079,981
3,500,000 (d) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 3,300,754
TOTAL TAX OBLIGATION/GENERAL 226,266,773

Portfolio of Investments May 31, 2026
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 8.3%
$ 1,035,000 Beaumont, California, Special Tax Bonds, Community Facilities
District 93-1 Improvement Area 8D, Series 2018A
5 .000% 09/01/48 $ 1,044,136
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,655,064
355,000 Brea and Olinda Unified School District, Orange County,
California, Certificates of Participation Refunding, Series 2002A -
AGM Insured
5 .125 08/01/26 355,528
200,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 200,113
1,525,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 1,150,612
2,040,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 2,127,357
750,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020A
4 .000 09/01/45 693,881
4,325,000 California State Public Works Board, Lease Revenue Bonds,
California Air Resources Board, Southern California Headquarters
- Mary D. Nichols Campus, Green Series 2022D
4 .000 05/01/47 4,187,625
160,000 (b) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .125 09/02/48 162,087
335,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 335,006
945,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 946,025
1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 1,009,247
775,000 City of Dublin, California, Community Facilities District No. 2015-
1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds,
Series 2017
5 .000 09/01/37 786,667
800,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 807,687
1,800,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/44 1,835,794
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19 Mangini
Ranch, Series 2019
5 .000 09/01/49 1,008,850
1,000,000 Huntington Beach, California, Special Tax Bonds, Community
Facilities District 2003-1 Huntington Center, Refunding Series
2013
5 .375 09/01/33 1,001,271
4,585,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000 09/01/42 5,044,150
1,400,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 1,419,381
980,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 981,215
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,018,583
5,075,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 5,282,001
7,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/44 7,341,848

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,920,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250% 12/01/50 $ 6,396,520
325,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/48 330,568
1,455,000 Modesto, California, Speical Tax Bonds, Community Faclities
District 2004-1 Village One 2, Refunding Series 2014
5 .000 09/01/28 1,457,456
3,250,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/35 3,254,708
3,215,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/36 3,219,278
255,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
5 .250 08/15/45 255,327
27,597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .010 07/01/46 10,073,352
27,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 26,711,875
5,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 5,524,562
7,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 7,249,235
525,000 Rialto Community Facilities District 2024-1, California,
(Renaissance) Special Tax Bond, Series 2026
5 .000 09/01/51 533,158
500,000 Rialto Community Facilities District 2024-1, California,
(Renaissance) Special Tax Bond, Series 2026
5 .000 09/01/55 504,748
4,180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 4,384,287
415,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 32, Series 2020
4 .000 09/01/45 382,448
3,390,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A
4 .000 07/01/38 3,403,038
350,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 350,535
40,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 40,119
2,235,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 2,264,351
380,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/44 387,559
525,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/49 525,285
650,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/54 644,364
105,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 107,879
1,345,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .625 09/01/43 1,428,149
3,120,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 3,153,477
625,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/48 636,386
7,600,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .000 09/01/33 7,621,101

Portfolio of Investments May 31, 2026
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 7,920,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .125% 09/01/37 $ 7,941,739
TOTAL TAX OBLIGATION/LIMITED 139,175,632
TRANSPORTATION - 17.0%
4,375,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375 07/01/49 4,277,918
18,840,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 18,313,407
5,050,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Green Series 2022G, (AMT)
5 .000 05/15/52 5,135,673
1,550,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/37 1,563,153
1,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/38 1,258,338
1,930,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/39 1,940,624
2,255,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 2,314,565
6,925,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000 05/15/46 6,926,076
24,440,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 24,659,422
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/30 2,097,953
2,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/34 2,513,901
1,695,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/35 1,760,797
3,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/39 3,603,711
3,600,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/37 3,743,234
10,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/44 10,226,909
9,680,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/37 10,385,853
6,995,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 7,238,921
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4 .000 05/15/49 911,393
16,305,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 15,632,758
3,085,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/40 3,156,873

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 10,815,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000% 06/01/46 $ 10,638,734
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .000 07/01/48 4,321,050
10,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 10,318,806
2,625,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 2,653,580
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,005,136
4,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 4,026,980
2,500,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 2,565,230
7,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 7,075,067
16,055,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/41 17,774,063
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/49 2,278,011
2,330,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 2,424,053
6,130,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 6,506,417
16,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D, (AMT)
5 .250 05/01/55 16,645,861
14,120,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 14,259,324
5,150,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 5,265,333
3,515,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 3,543,217
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/47 5,010,432
7,170,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 7,298,456
9,315,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 9,358,616
1,025,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 1,059,989
18,500,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/45 18,856,321
1,595,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 1,595,949
TOTAL TRANSPORTATION 283,142,104
U.S. GUARANTEED - 0.2% (e)
1,235,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 1,305,814
265,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 270,548
500,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C, (Pre-refunded 8/01/27) -
AGM Insured
6 .800 08/01/39 524,156

Portfolio of Investments May 31, 2026
(continued)
California Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (e) (continued)
$ 545,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000% 05/15/37 $ 600,319
5,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000 05/01/48 5,136
TOTAL U.S. GUARANTEED 2,705,973
UTILITIES - 16.3%
12,110,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 12,875,342
2,890,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 3,066,634
14,830,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 15,268,940
14,365,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 14,981,016
20,000,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 20,385,036
7,725,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2026B
5 .000 03/01/36 8,125,058
5,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 5,000,544
18,060,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 18,061,997
4,405,000 (b) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 4,517,929
11,270,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 12,122,316
6,525,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017A
5 .000 07/01/42 6,570,011
8,430,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 8,493,271
4,770,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 4,864,782
32,975,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 33,517,238
6,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021B
5 .000 07/01/51 6,169,233
2,040,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 2,104,620
5,165,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/52 5,267,063
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023D
5 .000 07/01/43 5,338,159
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023E
5 .000 07/01/53 5,117,389
465,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 479,477
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2026A
5 .000 07/01/41 10,982,280
6,640,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022D
5 .000 07/01/52 6,781,437
7,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/40 7,343,097

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 9,990,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000% 07/01/41 $ 10,451,143
1,710,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 1,780,871
2,180,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,187,316
250,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4 .000 07/01/42 240,097
5,110,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,907,312
5,000,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Regional Water & Local Water,
Series 2025D
5 .000 11/01/55 5,276,330
900,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/42 905,236
7,145,000 (a) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35)
5 .500 01/01/56 7,921,051
3,520,000 (a) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 3,682,737
17,000,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 17,552,395
TOTAL UTILITIES 272,337,357
TOTAL MUNICIPAL BONDS
(Cost $1,648,350,612) 1,616,071,801
TOTAL LONG-TERM INVESTMENTS
(Cost $1,648,350,612) 1,616,071,801
OTHER ASSETS & LIABILITIES, NET - 3.2% 53,441,765
NET ASSETS - 100% $ 1,669,513,566
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $264,592,841 or 16.4% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
(continued)
California Municipal Bond

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,616,071,801 $ – $ 1,616,071,801
$ – $ 1,616,071,801 $ – $ 1,616,071,801

Portfolio of Investments May 31, 2026
Connecticut Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.4%
X 241,431,015 MUNICIPAL BONDS - 95.4%   X –
CONSUMER DISCRETIONARY - 0.4%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmans Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750% 02/01/45 $ 1,013,590
TOTAL CONSUMER DISCRETIONARY 1,013,590
EDUCATION AND CIVIC ORGANIZATIONS - 19.6%
340,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Area Cooperative Educational Services Series 2025C
5.000 07/01/42 367,893
285,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Area Cooperative Educational Services Series 2025C
5.000 07/01/43 307,474
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2017R
4.000 07/01/47 696,153
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4.000 07/01/52 2,300,020
400,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5.000 07/01/42 436,422
350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5.000 07/01/44 376,279
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5.250 07/01/47 1,068,670
960,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2026W
5.000 07/01/46 1,020,932
1,545,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5.250 07/01/47 1,648,638
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5.000 07/01/53 1,024,281
1,130,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Loomis Chaffe School, Series 2023L
4.000 07/01/43 1,132,304
1,750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2016M
5.000 07/01/35 1,753,215
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023N
5.000 07/01/48 2,070,677
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5.000 07/01/35 1,138,292
375,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5.000 07/01/36 424,601
2,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2026P
5.000 07/01/43 2,289,527
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2026P
5.000 07/01/44 3,248,046
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2026P
5.000 07/01/45 2,682,110
5,110,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5.000 07/01/42 5,167,609
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2020K
5.000 07/01/40 2,090,379
3,465,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series L
5.000 07/01/42 3,657,304
790,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Isue, Series 2021L
3.000 07/01/41 694,396
2,210,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Isue, Series 2021L
3.000 07/01/46 1,771,145
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2020R
4.000 06/01/45 1,464,899
4,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4.000 06/01/46 3,818,936
1,175,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4.000 06/01/51 1,048,922
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2026T-1
5.000 06/01/49 792,870

Portfolio of Investments May 31, 2026
(continued)
Connecticut Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,900,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of Hartford, Series 2022P
5.375% 07/01/52 $ 1,769,102
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1
5.000 07/01/37 2,012,924
1,200,000 University of Connecticut, Student Fee Revenue Bonds, Special
Obligation Series 2023A
5.250 11/15/48 1,292,392
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 49,566,412
HEALTH CARE - 16.4%
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E
5.250 07/15/48 1,048,047
5,160,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E
4.250 07/15/53 4,732,979
2,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2026A
5.000 07/01/46 2,376,149
695,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Griffin Hospital, Series 2020G-1
5.000 07/01/39 697,447
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A - BAM Insured
4.000 07/01/51 2,766,330
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford Healthcare, Series 2026A
5.500 07/01/51 3,211,293
4,200,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford Healthcare, Series 2026A
5.500 07/01/55 4,519,958
1,995,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O
5.000 07/01/36 1,996,585
2,455,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/34 2,467,631
2,860,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/41 2,729,038
6,020,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A - BAM Insured
4.000 07/01/49 5,606,143
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M
4.000 07/01/42 1,415,179
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K
4.000 07/01/46 1,761,086
2,350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/41 2,353,171
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/45 2,002,053
985,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5.000 07/01/45 1,053,842
795,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5.000 07/01/47 837,278
TOTAL HEALTH CARE 41,574,209
HOUSING/MULTIFAMILY - 1.1%
1,890,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3.300 11/15/39 1,725,909
1,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025C-1
4.650 11/15/40 1,038,261
TOTAL HOUSING/MULTIFAMILY 2,764,170
HOUSING/SINGLE FAMILY - 1.5%
1,440,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2.150 11/15/41 1,068,804
1,560,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2.300 11/15/46 1,094,302
185,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 139,282
1,430,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4.600 11/15/49 1,410,557
TOTAL HOUSING/SINGLE FAMILY 3,712,945

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 5.2%
$ 1,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A
5.000% 08/01/44 $ 1,099,968
2,600,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5.000 09/01/46 2,599,739
900,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4.500 10/01/34 848,828
200,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 164,869
4,365,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Masonicare Issue, Series 2016F
5.000 07/01/37 4,366,843
2,650,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5.000 01/01/45 2,458,363
730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4.000 07/01/41 678,990
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4.000 07/01/51 1,009,109
TOTAL LONG-TERM CARE 13,226,709
TAX OBLIGATION/GENERAL - 22.1%
2,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5.000 08/15/41 2,004,137
1,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2024A - BAM Insured
5.000 07/01/44 1,083,154
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2.400 06/15/41 789,413
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2.550 06/15/46 718,164
960,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28
2.375 06/15/40 783,786
1,000,000 Connecticut State, General Obligation Bonds, Series 2017A 5.000 04/15/34 1,017,543
3,270,000 Connecticut State, General Obligation Bonds, Series 2017A 5.000 04/15/35 3,323,703
1,510,000 Connecticut State, General Obligation Bonds, Series 2018A 5.000 04/15/37 1,557,516
1,325,000 Connecticut State, General Obligation Bonds, Series 2018C 5.000 06/15/38 1,368,003
1,450,000 Connecticut State, General Obligation Bonds, Series 2019A 4.000 04/15/37 1,469,671
650,000 Connecticut State, General Obligation Bonds, Series 2019A 5.000 04/15/39 678,217
2,000,000 Connecticut State, General Obligation Bonds, Series 2020A 4.000 01/15/37 2,040,784
2,000,000 Connecticut State, General Obligation Bonds, Series 2021A -
BAM Insured
3.000 01/15/40 1,810,622
500,000 Connecticut State, General Obligation Bonds, Series 2024D 4.000 05/01/41 504,689
2,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5.000 05/01/42 2,191,700
1,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5.000 05/01/44 1,081,691
2,000,000 Connecticut State, General Obligation Bonds, Series 2025C 5.000 08/15/44 2,185,634
2,085,000 Connecticut State, General Obligation Bonds, Series 2025C 5.000 08/15/45 2,259,320
5,825,000 (b) Connecticut State, General Obligation Bonds, Series 2026A 5.000 09/15/45 6,315,549
225,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3.000 11/15/43 194,557
300,000 East Haddam, Connecticut, General Obligation Bonds, Series
2020A
3.000 12/01/37 284,065
325,000 East Lyme, Connecticut, General Obligation Bonds, Series 2020 3.000 07/15/40 289,902
1,035,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5.000 07/15/35 1,075,363
1,075,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A
4.000 07/15/39 1,090,111
3,000,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2023
4.000 08/01/43 3,032,627
2,285,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
5.250 10/15/48 2,416,525
1,000,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
4.625 10/15/53 1,002,290
5,000,000 New Britain, Connecticut, General Obligation Bonds, Series
2022A - BAM Insured
5.000 03/01/47 5,187,717
1,000,000 New Haven, Connecticut, General Obligation Bonds, Refunding
Series 2016A - AGM Insured
5.000 08/15/36 1,003,116

Portfolio of Investments May 31, 2026
(continued)
Connecticut Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,035,000 Oxford, Connecticut, General Obligation Bonds, Series 2019A 4.000% 08/01/39 $ 1,036,988
2,370,000 Stratford, Connecticut, General Obligation Bonds, Series 2017 -
BAM Insured
4.000 01/01/39 2,371,424
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5.000 08/01/30 555,938
485,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5.000 08/01/31 485,801
765,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5.000 08/01/32 766,231
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5.000 08/01/33 555,861
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5.000 08/01/34 555,831
750,000 West Haven, Connecticut, General Obligation Bonds, Series
2020 - BAM Insured
4.000 03/15/40 753,912
TOTAL TAX OBLIGATION/GENERAL 55,841,555
TAX OBLIGATION/LIMITED - 18.9%
1,590,000 Connecticut Higher Education Supplemental Loan Authority,
State Supported Revenue Bonds, CHESLA Loan Program, Series
2020B, (AMT)
3.250 11/15/36 1,503,945
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5.000 09/01/32 1,005,175
3,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5.000 09/01/33 3,517,188
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5.000 01/01/37 2,054,279
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5.000 01/01/38 2,051,800
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A
4.000 05/01/40 1,519,971
2,080,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A
5.250 07/01/44 2,280,589
3,350,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024A-2
5.000 07/01/43 3,673,454
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5.000 07/01/43 1,105,965
500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5.000 07/01/44 548,004
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5.000 07/01/45 1,629,703
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5.000 07/01/46 1,077,238
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/35 547,025
920,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 1 Project, Series
2019
4.750 10/01/48 890,005
420,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 2 Project, Series
2022
5.750 10/01/52 430,245
3,720,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5.000 04/01/39 3,750,453
635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 659,558
1,825,000 Naugatuck, Connecticut, Certificates of Participation, Incineration
Facilities Project, Series 2021A, (AMT)
4.000 08/15/41 1,735,497
1,860,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.010 07/01/46 678,930
4,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 4,094,316
3,050,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 3,013,992

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4.550% 07/01/40 $ 1,002,213
100,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/51 80,118
500,000 (a) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 515,158
3,000,000 University of Connecticut, General Obligation Bonds, Series
2017A
5.000 01/15/36 3,034,629
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
5.000 11/01/36 1,049,805
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
4.000 11/01/38 1,008,582
420,000 University of Connecticut, General Obligation Bonds, Series
2023A
5.000 08/15/43 453,337
1,350,000 University of Connecticut, General Obligation Bonds, Series
2026A
5.000 02/15/45 1,463,385
1,250,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/41 1,358,995
TOTAL TAX OBLIGATION/LIMITED 47,733,554
TRANSPORTATION - 3.0%
1,500,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A - BAM Insured, (AMT)
4.000 07/01/49 1,386,706
6,125,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5.000 07/01/49 6,166,313
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/41 105,449
TOTAL TRANSPORTATION 7,658,468
U.S. GUARANTEED - 0.7% (c)
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1, (Pre-refunded
7/01/26)
5.000 07/01/46 1,888,462
TOTAL U.S. GUARANTEED 1,888,462
UTILITIES - 6.5%
500,000 (b) Connecticut, State Revolving Fund General Revenue Bonds,
Refunding Green Series 2026A
5.000 03/01/35 580,974
60,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5.000 08/15/35 60,061
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/37 1,265,869
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/40 1,010,404
295,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 299,822
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/43 210,603
1,555,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4.000 10/01/36 1,635,082
1,795,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4.000 10/01/37 1,879,396
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 1,003,356
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 2,099,438
2,540,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Ninth Series
2025A
5.000 08/01/54 2,611,903

Portfolio of Investments May 31, 2026
(continued)
Connecticut Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,685,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Seventh Series
2023A-1
5.000% 08/01/51 $ 2,796,884
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5.250 08/15/43 500,291
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2019
4.000 04/01/44 496,858
TOTAL UTILITIES 16,450,941
TOTAL MUNICIPAL BONDS
(Cost $243,980,248) 241,431,015
TOTAL LONG-TERM INVESTMENTS
(Cost $243,980,248) 241,431,015
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
X 4,715,000 MUNICIPAL BONDS - 1.8%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.3%
$ 965,000 (d) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Central Connecticut Coast YMCA, Series 2003A
1.670 07/01/33 $ 965,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 965,000
HOUSING/MULTIFAMILY - 1.5%
750,000 (d) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017A-3
1.450 11/15/47 750,000
3,000,000 (d) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018A-3
1.550 05/15/48 3,000,000
TOTAL HOUSING/MULTIFAMILY 3,750,000
TOTAL MUNICIPAL BONDS
(Cost $4,715,000) 4,715,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,715,000) 4,715,000
TOTAL INVESTMENTS - 97.2%
(Cost $248,695,248) 246,146,015
OTHER ASSETS & LIABILITIES, NET - 2.8% 6,969,780
NET ASSETS - 100% $ 253,115,795
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $15,457,901 or 6.3% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 241,431,015 $ – $ 241,431,015
Short-Term Investments:
Municipal Bonds – 4,715,000 – 4,715,000
$ – $ 246,146,015 $ – $ 246,146,015

Portfolio of Investments May 31, 2026
Massachusetts Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
X 424,768,461 MUNICIPAL BONDS - 96.5%   X –
CONSUMER DISCRETIONARY - 0.2%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmans Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 1,013,589
TOTAL CONSUMER DISCRETIONARY 1,013,589
EDUCATION AND CIVIC ORGANIZATIONS - 23.6%
2,065,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/39 2,065,272
1,750,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 1,695,797
1,260,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 1,264,727
5,165,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/46 5,174,257
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/39 2,388,212
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 1,032,680
4,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5 .000 10/01/48 4,787,871
1,195,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/37 1,234,667
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/38 866,555
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5 .000 10/01/39 1,030,151
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .250 01/01/42 1,515,545
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 1,500,352
1,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 1,625,735
6,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/40 6,086,400
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2018
5 .000 01/01/43 2,012,012
680,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2025
5 .250 01/01/44 711,143
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 2,441,048
2,055,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/36 2,055,532
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 539,042
235,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 235,249
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/37 700,326
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 954,565
1,220,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 1,122,912
3,000,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University Issue, Series 2026A
5 .250 10/01/48 3,224,240
2,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
5 .000 10/01/44 2,206,742
2,345,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A
5 .000 10/01/42 2,558,056
2,415,000 Massachusetts Development Finance Agency, Revenue Bonds,
Sterling and Francine Clark Art Institute, Series 2016
4 .000 07/01/41 2,393,635

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 610,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000% 07/01/37 $ 617,286
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 875,379
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5 .000 10/01/46 2,899,304
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/37 1,007,883
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/37 1,033,177
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/38 1,031,538
6,210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/48 6,298,459
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 5,078,688
7,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/45 7,085,794
745,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2019
5 .000 09/01/33 791,994
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5 .250 11/01/51 3,141,640
700,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/35 704,217
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/36 502,531
2,345,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Refunding Series 2016
5 .000 01/01/36 2,349,182
2,100,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 2,463,325
5,550,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
4 .000 11/01/46 5,377,719
9,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000 11/01/52 9,211,684
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 103,892,523
HEALTH CARE - 20.0%
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/34 1,001,136
5,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 5,703,435
2,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5 .250 07/01/44 2,466,800
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,502,164
7,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 7,801,428
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 2,001,833
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 11,042,126
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/30 1,677,528
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/37 1,501,323
1,935,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/38 1,936,587
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/48 2,004,498
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 2,085,110
3,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000 12/01/46 3,452,340

Portfolio of Investments May 31, 2026
(continued)
Massachusetts Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,235,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q
5 .000% 12/01/47 $ 3,369,359
3,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,280,882
7,645,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/47 8,020,059
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
4 .000 07/01/41 1,249,999
4,710,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
5 .000 07/01/47 4,712,558
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
5 .000 07/01/37 2,256,157
1,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/27 1,751,813
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 1,000,774
3,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 3,726,630
890,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 895,039
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 373,734
1,855,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,861,414
2,065,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 2,123,016
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/44 500,396
TOTAL HEALTH CARE 88,298,138
HOUSING/MULTIFAMILY - 1.5%
500,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
4 .250 07/01/34 508,195
200,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000 07/01/54 194,158
2,950,000 Massachusetts Housing Finance Agency, Housing Bonds, Green
Series 2025C-1
4 .850 12/01/55 2,969,927
2,685,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .000 12/01/47 2,759,869
TOTAL HOUSING/MULTIFAMILY 6,432,149
HOUSING/SINGLE FAMILY - 0.2%
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253
4 .750 12/01/46 1,010,888
TOTAL HOUSING/SINGLE FAMILY 1,010,888
LONG-TERM CARE - 0.9%
1,910,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 1,824,176
275,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 275,132
480,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 480,460
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/39 408,224
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5 .250 01/01/50 944,985
TOTAL LONG-TERM CARE 3,932,977

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 24.9%
$ 825,000 Andover, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022
4 .000% 07/15/42 $ 831,918
4,375,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/43 4,776,694
3,800,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/45 4,091,182
4,000,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4 .000 11/01/54 3,694,519
4,060,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/44 4,360,011
6,960,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/49 7,177,128
1,740,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,743,111
7,400,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000 03/01/49 7,172,757
2,000,000 Massachusetts Development Finance Agency, Special Obligation
Bonds, Commonwealth Contract  Assistance, Series 2015A
4 .000 05/01/45 1,984,448
6,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025C
5 .000 06/01/53 6,239,340
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/47 1,068,597
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2018A
5 .000 01/01/47 5,067,361
1,775,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 1,808,019
8,335,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5 .000 05/01/45 8,590,044
7,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/47 7,436,556
15,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2022E
5 .000 11/01/52 15,469,151
3,760,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .125 03/15/55 3,544,910
1,000,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,001,670
1,685,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2022
4 .000 04/15/47 1,602,330
1,965,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000 05/15/46 1,888,969
1,950,000 Pentucket Regional School District, Massachusetts, General
Obligation Bonds, Series 2019
3 .000 09/01/42 1,692,612
3,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 2,660,756
3,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/47 3,134,093
1,500,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/51 1,540,346
5,535,000 Taunton, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2024
4 .000 03/01/51 5,179,799
1,000,000 Town of Yarmouth, Massachusetts, General Obligation Bonds,
Purpose Loan Series 2026
4 .000 04/15/39 1,039,418
1,195,000 Town of Yarmouth, Massachusetts, General Obligation Bonds,
Purpose Loan Series 2026
4 .000 04/15/45 1,185,710
3,440,000 Webster, Massachusetts, General Obligation Bonds, Qualified
School Project, Chapter 70B, Loan Series 2022
4 .000 12/01/42 3,459,008
TOTAL TAX OBLIGATION/GENERAL 109,440,457

Portfolio of Investments May 31, 2026
(continued)
Massachusetts Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 15.7%
$ 500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000% 01/01/34 $ 545,021
1,160,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/31 1,164,964
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,963,313
1,010,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2014 - BAM Insured
5 .000 05/01/33 1,019,914
3,525,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/53 3,712,730
2,045,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 2,227,187
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 5,294,133
2,050,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/44 2,078,741
3,065,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5 .000 07/01/46 3,098,685
2,165,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/39 2,203,422
3,020,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5 .000 08/15/50 3,092,984
1,100,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/50 1,153,475
6,380,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/55 6,630,440
8,180,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5 .000 06/01/47 8,270,611
5,540,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 5,674,574
5,815,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B
5 .000 06/01/54 6,025,344
5,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2021A
5 .000 06/01/42 5,349
1,510,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,568,396
3,177,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 3,184,031
4,725,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,551,916
5,840,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 5,625,984
TOTAL TAX OBLIGATION/LIMITED 69,091,214
TRANSPORTATION - 2.5%
1,500,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 07/01/42 1,515,421
1,780,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/34 1,790,732
1,425,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5 .000 07/01/40 1,426,978
3,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT)
5 .000 07/01/49 3,532,596
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/46 2,564,085
TOTAL TRANSPORTATION 10,829,812
U.S. GUARANTEED - 1.1% (c)
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 109,013
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 109,012
3,000,000 Massachusetts State, Special Obligation Dedicated Tax Revenue
Bonds, Refunding Series 2005 - NPFG Insured, (ETM)
5 .500 01/01/34 3,436,134

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (c) (continued)
$ 1,000,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2016B, (Pre-refunded 8/01/26)
5 .000% 08/01/40 $ 1,003,673
TOTAL U.S. GUARANTEED 4,657,832
UTILITIES - 5.9%
4,000,000 Boston Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Senior Series 2018A
4 .000 11/01/40 4,000,920
2,805,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 2,834,181
920,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 920,286
2,500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,540,868
1,650,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 23B Series 2021
5 .000 02/01/41 1,763,781
1,000,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26A Series 2025
5 .000 02/01/42 1,113,830
2,250,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5 .000 02/01/42 2,506,118
2,450,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5 .000 02/01/43 2,713,385
1,310,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/40 1,320,740
1,400,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/41 1,408,404
2,000,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 1,922,276
3,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,124,093
TOTAL UTILITIES 26,168,882
TOTAL MUNICIPAL BONDS
(Cost $422,635,600) 424,768,461
TOTAL LONG-TERM INVESTMENTS
(Cost $422,635,600) 424,768,461
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
X 5,000,000 MUNICIPAL BONDS - 1.1%   X –
UTILITIES - 1.1%
$ 3,000,000 (d) Massachusetts Water Resources Authority, General Revenue
Bonds, Refunding Multi-Modal Subordinated Series 2025C
1 .600 08/01/37 $ 3,000,000
2,000,000 (d) Massachusetts Water Resources Authority, General Revenue
Bonds, Subordinate Lien Multimodal Bonds, Series 1999B
1 .570 08/01/28 2,000,000
TOTAL UTILITIES 5,000,000
TOTAL MUNICIPAL BONDS
(Cost $5,000,000) 5,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,000,000) 5,000,000
TOTAL INVESTMENTS - 97.6%
(Cost $427,635,600) 429,768,461
OTHER ASSETS & LIABILITIES, NET - 2.4% 10,625,935
NET ASSETS - 100% $ 440,394,396
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,925,754 or 1.4% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
(continued)
Massachusetts Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 424,768,461 $ – $ 424,768,461
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
$ – $ 429,768,461 $ – $ 429,768,461

Portfolio of Investments May 31, 2026
New Jersey Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
X 382,974,317 MUNICIPAL BONDS - 98.6%   X –
CONSUMER STAPLES - 2.6%
$ 1,955,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 1,960,099
3,590,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 3,563,101
4,730,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 4,597,774
TOTAL CONSUMER STAPLES 10,120,974
EDUCATION AND CIVIC ORGANIZATIONS - 12.2%
1,240,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/47 1,189,501
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 734,804
1,050,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Gauranteed Loan,
Series 2019
5 .000 07/01/44 1,092,341
1,025,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/49 1,058,514
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/54 1,023,979
510,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 567,306
350,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 392,930
285,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 321,480
750,000 (a) Montclair State University, New Jersey, General Obligation
Bonds, Series 2026A - BAM Insured
5 .250 07/01/51 796,949
860,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .250 11/01/60 856,611
225,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 226,100
2,805,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
4 .000 07/15/37 2,745,244
100,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5 .000 07/15/47 99,605
100,000 (b) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 97,012
1,145,000 New Jersey Educational Facilities Authority, Revenue Bonds,
College of New Jersey, Refunding Series 2016F
3 .000 07/01/40 994,146
950,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 949,955
2,150,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2024A - AGM
Insured
5 .000 07/01/43 2,340,847
1,125,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2017I
5 .000 07/01/35 1,148,771
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5 .000 03/01/37 2,267,526
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B
5 .250 03/01/54 2,134,162

Portfolio of Investments May 31, 2026
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,600,000 (c) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000% 07/01/64 $ 1,846,298
360,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 283,610
1,370,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 1,019,059
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000 07/01/32 1,000,776
525,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 525,284
1,870,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 1,536,534
2,430,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/46 1,820,889
1,085,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4 .000 07/01/46 962,275
1,040,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2020C - AGM Insured
3 .250 07/01/49 855,862
3,225,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A
4 .000 07/01/50 2,832,465
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 453,473
380,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 381,493
630,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2 .500 12/01/40 591,790
445,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/31 444,642
95,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 94,887
1,180,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 1,142,799
500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 499,319
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4 .500 12/01/45 1,012,354
1,270,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250 12/01/51 899,735
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5 .000 12/01/52 995,067
80,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .750 12/01/33 79,881
10,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4 .000 12/01/40 9,963
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 361,892
1,740,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4 .250 12/01/47 1,592,966
1,460,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3 .625 12/01/49 1,144,997
1,420,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/45 1,545,281
1,145,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 1,238,900
1,335,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5 .375 07/01/53 1,347,206
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 47,557,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 8.7%
$ 1,800,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375% 07/01/46 $ 1,208,717
1,945,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/46 1,564,455
1,000,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/51 750,801
25,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 25,043
1,395,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4 .000 07/01/41 1,376,935
965,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/57 969,759
1,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000 07/01/27 1,001,722
2,105,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4 .000 07/01/41 2,084,535
2,700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 2,733,591
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 2,106,361
610,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/33 612,078
600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 601,900
5,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2026A
5 .000 07/01/34 5,670,480
2,165,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/45 2,070,596
2,245,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3 .000 07/01/51 1,669,347
2,125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3 .000 07/01/32 2,048,292
370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/34 370,048
2,695,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/41 2,696,437
1,450,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/48 1,285,949
800,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/37 804,831
1,190,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/44 1,145,025
1,215,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3 .000 07/01/49 929,654
TOTAL HEALTH CARE 33,726,556
HOUSING/MULTIFAMILY - 5.2%
150,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 07/01/47 144,734
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 01/01/50 423,523
2,440,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5 .000 07/01/47 2,213,195

Portfolio of Investments May 31, 2026
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,398,390 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2 .375% 01/01/39 $ 1,165,695
518,907 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250 12/20/65 559,489
695,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4 .550 05/01/41 717,083
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4 .000 11/01/45 1,276,797
1,135,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016A
3 .750 11/01/45 1,081,867
2,145,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B
3 .600 11/01/40 2,106,556
1,275,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .600 11/01/33 1,277,598
1,045,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .950 11/01/43 1,016,859
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4 .100 11/01/53 450,799
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
2 .900 11/01/39 1,496,690
530,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .000 11/01/44 441,751
870,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .050 11/01/49 683,809
490,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3 .150 05/01/53 367,358
600,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .450 11/01/45 431,566
2,470,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .450 11/01/41 1,959,726
1,090,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
4 .850 05/01/33 1,115,453
855,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .500 05/01/50 847,381
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .550 05/01/55 488,960
TOTAL HOUSING/MULTIFAMILY 20,266,889
HOUSING/SINGLE FAMILY - 5.6%
920,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 920,472
2,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,150,597
2,710,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
4 .000 04/01/49 2,486,862
1,540,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .250 10/01/40 1,233,455
755,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
3 .500 04/01/51 754,001
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 2,010,051
6,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2 .300 10/01/46 4,820,940
1,885,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 1,913,276
1,260,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 1,265,847
995,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .500 10/01/43 1,008,674
1,145,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4 .700 10/01/48 1,145,707

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 1,805,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050% 10/01/45 $ 1,860,570
TOTAL HOUSING/SINGLE FAMILY 21,570,452
INDUSTRIALS - 0.7%
500,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .000 06/15/37 500,107
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 1,000,121
1,000,000 (b) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6 .625 01/01/45 1,059,211
TOTAL INDUSTRIALS 2,559,439
LONG-TERM CARE - 0.6%
530,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 521,207
2,113,474 (b) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,495,843
480,000 (b) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5 .750 10/01/38 352,179
TOTAL LONG-TERM CARE 2,369,229
TAX OBLIGATION/GENERAL - 25.8%
3,995,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4 .000 07/15/45 3,962,049
790,000 Cumberland County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Vineland Public Safety
Building Project, Series 2017
3 .250 12/15/37 769,656
585,000 Cumberland County, New Jersey, General Obligation Bonds,
General Improvement Series 2024
2 .000 08/15/26 583,455
1,000,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2 .000 05/15/29 952,917
6,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4 .000 07/08/26 6,007,397
5,000,000 Ewing Township, Mercer County, New Jersey, General Obligation
Bonds, Bond Anticipation Notes Series 2025
4 .000 12/22/26 5,039,124
25,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 22,228
3,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 3,065,500
1,065,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/28 1,039,833
1,000,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 970,791
1,040,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .375 03/01/34 1,042,922
1,075,000 Holmdel Township, Monmouth, New Jersey, General Obligation
Bonds, Series 2021
2 .000 11/15/34 926,009
1,250,000 Hudson County Improvement Authority, New Jersey, County
Guaranteed Pooled Notes, Series 2026A-1
3 .500 03/01/27 1,257,840
1,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/51 942,507
5,490,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 5,493,834
1,000,000 (a) Hudson County Improvement Authority, New Jersey, General
Obligation Bonds, Local Unit Loan Program, County Guaranteed
Pooled Notes, Series 2026B-1
4 .000 06/11/27 1,014,084
3,000,000 Hudson County, New Jersey, Bond Anticipation Notes, Series
20256
4 .000 02/24/27 3,030,924

Portfolio of Investments May 31, 2026
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .250% 08/15/45 $ 1,004,844
1,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3 .000 02/15/37 939,856
1,000,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1 .000 08/15/30 913,898
665,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 668,874
1,730,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 1,726,106
1,125,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2022C
5 .000 08/15/40 1,232,465
575,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/36 653,215
500,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5 .000 12/01/41 552,615
1,120,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2024A
5 .000 12/01/37 1,281,130
1,695,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5 .000 12/01/31 1,913,688
1,700,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5 .000 12/01/34 1,987,677
2,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 2,023,626
2,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 2,505,029
2,485,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 2,497,071
1,020,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5 .000 09/01/32 1,025,117
1,000,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5 .000 09/01/35 1,004,268
1,495,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/26 1,495,000
1,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 1,024,226
1,240,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 1,310,660
1,375,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 1,372,674
1,000,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5 .000 06/01/40 1,023,381
2,100,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2 .000 06/01/36 1,746,236
1,090,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021
5 .000 06/01/40 1,156,027
605,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
4 .000 07/15/36 621,137
500,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
5 .375 11/15/52 532,908
600,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 658,914
510,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5 .000 07/15/26 511,158
1,500,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 1,350,341
1,605,000 Parsippany-Troy Hills Township, New Jersey, General Obligation
Bonds, General Improvement Series 2025
4 .000 10/15/26 1,613,441

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,625,000 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A
1 .000% 12/01/34 $ 2,091,853
1,054,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,108,038
1,477,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 1,480,466
669,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 661,325
4,698,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4 .000 07/22/26 4,706,454
1,145,000 Somers Point, New Jersey, General Obligation Bonds,
Improvement Sewer Utility Series 2019
2 .000 10/01/31 1,046,136
1,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4 .000 10/19/26 1,004,667
2,460,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2 .375 08/15/46 1,674,247
250,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 249,283
190,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
3 .000 07/15/30 183,641
3,435,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5 .250 12/01/31 3,441,034
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,344
3,000,000 (a) Union County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes Series 2026
4 .000 06/11/27 3,043,139
1,280,000 Verona Township Board of Education, Essex County, New Jersey,
General Obligation Bonds, Refunding Series 2020
2 .250 03/01/39 997,829
405,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/39 452,774
2,000,000 Willingboro Township Board of Education, New Jersey, General
Obligation Bonds, School Series 2025
4 .250 08/15/44 2,039,076
1,085,000 Woodridge Boro, New Jersey, General Obligation Bonds,
General Improvement Series 2021
2 .000 09/01/32 968,186
TOTAL TAX OBLIGATION/GENERAL 100,131,144
TAX OBLIGATION/LIMITED - 18.0%
1,715,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 202
4 .000 10/14/26 1,722,980
650,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5 .000 11/15/26 657,157
2,610,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4 .000 07/31/26 2,614,575
450,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/29 478,058
1,000,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/30 1,083,977
795,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5 .000 11/01/41 858,362
600,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/29 641,580
650,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/31 720,413
250,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/32 281,415

Portfolio of Investments May 31, 2026
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 350,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000% 04/01/33 $ 399,174
1,135,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,230,595
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/34 545,021
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 547,025
1,065,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Middlesex Regional
Educational Services Commission Projects, Refunding Series
2024
5 .000 10/15/33 1,218,252
2,940,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 3,114,795
1,000,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
4 .000 08/15/53 940,309
3,600,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 3,789,849
3,775,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/52 3,863,427
3,220,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 3,216,213
192,836 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 197,868
255,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 255,341
175,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 175,228
3,845,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 3,849,856
505,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 516,723
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/41 1,091,106
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 1,493,321
14,250,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 12,366,136
5,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 4,289,808
4,620,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 3,599,847
1,045,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 782,497
2,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500 06/15/46 2,073,810
680,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 625,561
1,560,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4 .000 06/15/42 1,535,162
1,080,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 988,673
500,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Little Falls Board of Education Project Series
2025
5 .000 09/15/37 559,656
1,110,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3 .750 05/01/36 1,110,259

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,115,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3 .500% 05/01/35 $ 1,115,118
1,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,897,333
1,756,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,751,020
1,570,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000 03/01/34 1,714,977
TOTAL TAX OBLIGATION/LIMITED 69,912,477
TRANSPORTATION - 11.3%
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/41 1,100,421
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/42 1,093,066
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/43 1,088,376
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4 .000 01/01/44 998,086
665,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2024A
5 .000 01/01/49 693,353
1,090,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,090,447
1,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 1,520,894
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 2,016,954
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
3 .000 07/01/49 755,791
1,860,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 2,091,972
1,705,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .000 01/01/31 1,730,534
1,645,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 1,646,293
1,245,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5 .250 09/15/29 1,246,598
380,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5 .625 11/15/30 380,570
1,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 1,013,186
2,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,003,006
1,315,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5 .250 01/01/29 1,406,416
775,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/42 778,189
2,010,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/43 2,011,599
1,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .000 01/01/46 1,056,720
1,030,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
4 .500 01/01/48 1,037,849
2,250,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5 .250 01/01/52 2,370,618

Portfolio of Investments May 31, 2026
(continued)
New Jersey Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 925,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5 .250% 01/01/55 $ 987,957
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fiftieth Series 2025
5 .000 10/15/36 1,168,741
2,950,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/53 3,007,807
2,485,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/54 2,597,424
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 1,014,655
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2019A
- AGM Insured
5 .000 11/01/33 1,065,565
2,330,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,325,170
650,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 677,107
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/38 1,021,766
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/39 1,017,340
TOTAL TRANSPORTATION 44,014,470
U.S. GUARANTEED - 0.7% (d)
75,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 75,300
2,125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A, (Pre-refunded 7/01/26)
5 .000 07/01/43 2,128,903
600,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .250 06/15/46 692,413
TOTAL U.S. GUARANTEED 2,896,616
UTILITIES - 7.2%
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/43 544,782
1,100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2026D - BAM Insured
5 .000 10/15/51 1,166,758
530,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3 .000 08/01/41 455,550
2,575,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4 .000 08/01/59 2,222,412
5,000,000 (c) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 4,753,690
565,000 (c) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3 .750 11/01/34 568,359
500,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000 09/01/34 581,159
6,295,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/47 6,636,011
2,000,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5 .000 09/01/52 2,083,978
1,500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/30 1,650,406
500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5 .000 09/01/34 581,960

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000% 06/01/38 $ 559,365
750,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/39 835,769
375,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5 .000 06/01/44 405,251
5,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2 .250 06/01/29 4,803,141
TOTAL UTILITIES 27,848,591
TOTAL MUNICIPAL BONDS
(Cost $388,984,995) 382,974,317
TOTAL LONG-TERM INVESTMENTS
(Cost $388,984,995) 382,974,317
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
X 4,685,000 MUNICIPAL BONDS - 1.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 1.2%
$ 4,685,000 (e) Rutgers State University, New Jersey, Revenue Bonds, Series
2009G
2 .450 05/01/39 $ 4,685,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,685,000
TOTAL MUNICIPAL BONDS
(Cost $4,685,000) 4,685,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,685,000) 4,685,000
TOTAL INVESTMENTS - 99.8%
(Cost $393,669,995) 387,659,317
OTHER ASSETS & LIABILITIES, NET - 0.2% 807,296
NET ASSETS - 100% $ 388,466,613
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $3,004,245 or 0.8% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
(continued)
New Jersey Municipal Bond

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 382,974,317 $ – $ 382,974,317
Short-Term Investments:
Municipal Bonds – 4,685,000 – 4,685,000
$ – $ 387,659,317 $ – $ 387,659,317

Portfolio of Investments May 31, 2026
New York Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
X
1,002,236,419 MUNICIPAL BONDS - 97.8%   X –
CONSUMER STAPLES - 3.5%
$ 15,110,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 14,008,091
76,105,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 9,819,569
650,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 659,600
6,885,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 6,717,445
1,330,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 1,162,676
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 839,644
3,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,872,647
TOTAL CONSUMER STAPLES 36,079,672
EDUCATION AND CIVIC ORGANIZATIONS - 8.1%
1,865,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 1,865,143
1,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 1,275,534
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5 .000 06/15/52 470,625
3,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 3,399,244
809,605 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .500 11/01/39 647,684
794,739 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .750 11/01/44 635,791
1,265,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/41 1,134,287
1,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 1,388,242
2,395,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,974,274
580,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 526,924
2,620,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 2,071,238
1,720,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 1,782,506
4,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Taxable Series 2025A
5 .000 07/01/55 4,081,346
3,040,000 Dormitory Authority of the State of New York, General Revenue
Bonds, The New School University Series 2025A
5 .000 07/01/42 3,206,804
2,500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, The New School University Series 2025A
4 .250 07/01/50 2,302,747
3,835,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 3,899,992
3,015,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 2,951,507

Portfolio of Investments May 31, 2026
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,670,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250% 07/01/29 $ 1,710,971
735,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 779,682
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 8,390,567
1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5 .500 07/01/40 1,228,622
1,950,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .500 05/01/56 2,012,413
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000 07/01/53 1,025,245
8,665,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 8,629,570
3,450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 3,297,931
6,675,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 2,110,819
3,040,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 2,782,520
200,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, Evergreen Charter School Project,
Series 2022A
5 .500 06/15/57 196,355
7,835,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2020A
4 .000 07/01/50 7,086,247
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 5,965,588
300,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5 .875 07/01/52 298,789
850,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5 .250 06/01/54 881,016
740,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5 .000 12/01/35 839,358
1,285,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
4 .000 09/01/40 1,255,783
160,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
4 .000 10/15/29 158,742
205,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5 .000 10/15/39 205,062
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 82,469,168
FINANCIALS - 1.0%
5,710,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 6,507,469
3,475,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 4,064,591
TOTAL FINANCIALS 10,572,060
HEALTH CARE - 17.2%
6,735,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5 .500 05/01/55 7,189,605
15,600,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 14,611,253
18,290,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 16,780,142
9,255,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 9,415,148

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 11,965,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250% 05/01/54 $ 12,349,499
3,600,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/35 3,657,477
1,200,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/30 1,263,648
2,680,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/34 2,793,760
2,620,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/35 2,727,282
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/50 4,182,300
15,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 15,526,608
14,435,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 12,503,375
450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/29 450,077
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/32 1,100,080
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/33 1,100,037
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/35 999,950
1,300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 1,250,860
2,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/26 2,000,158
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,200,979
4,250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 4,105,572
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/37 957,018
2,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/55 2,937,951
400,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 412,195
6,280,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/35 6,284,458
2,830,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 2,670,580
11,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 10,999,512
1,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Nuvance Health Issue, Series 2019B
5 .000 07/01/26 1,001,225
2,380,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .250 12/01/50 2,429,420
2,605,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .500 12/01/55 2,710,494
1,395,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5 .000 12/01/42 1,395,474
6,605,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 6,605,308
4,600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 4,014,054
375,000 Monroe County Industrial Development Corporation, New York,
Tax-Exempt Revenue Bonds, Highland Hospital of Rochester
Project, Series 2015
5 .000 07/01/34 375,453
19,010,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 17,806,530

Portfolio of Investments May 31, 2026
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 380,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250% 11/01/52 $ 397,994
TOTAL HEALTH CARE 176,205,476
HOUSING/MULTIFAMILY - 0.5%
3,450,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 3,557,162
1,155,000 New York State Housing Finance Agency, Multifamily Housing
Revenue Bonds, Cannon Street Senior Housing Project, Series
2007A, (AMT)
5 .300 02/15/39 1,155,656
TOTAL HOUSING/MULTIFAMILY 4,712,818
INDUSTRIALS - 2.4%
17,020,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 17,033,829
7,550,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,556,511
TOTAL INDUSTRIALS 24,590,340
LONG-TERM CARE - 0.2%
535,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 542,525
550,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5 .000 01/01/40 550,835
265,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .100 07/01/28 264,977
210,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6 .200 07/01/33 208,660
TOTAL LONG-TERM CARE 1,566,997
MATERIALS - 0.2%
1,970,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 1,972,576
TOTAL MATERIALS 1,972,576
TAX OBLIGATION/GENERAL - 8.8%
5,150,000 Longwood Central School District, Suffolk County, New York,
General Obligation Bonds, Tax Anticipation Note Series 2025
4 .000 09/18/26 5,171,265
5,165,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2023A
4 .000 04/01/53 4,744,667
7,210,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/39 7,384,558
6,050,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 6,186,138
3,875,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/45 3,932,021
5,450,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 5,596,770
5,790,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5 .250 10/01/47 6,081,923
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series A-1
5 .250 08/01/53 3,942,103
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5 .250 10/01/51 12,670,483
14,000,000 North Hempstead, Nassau County, New York, General Obligation
Bonds, Bond Anticipation Notes, Series 2025B
4 .000 09/18/26 14,058,236
8,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 8,127,414

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 10,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/33 $ 10,023,469
2,770,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 2,640,062
TOTAL TAX OBLIGATION/GENERAL 90,559,109
TAX OBLIGATION/LIMITED - 22.1%
6,460,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .250 11/01/55 6,904,927
3,035,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/53 3,168,295
1,585,000 Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/33 1,588,084
1,985,000 Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1
5 .000 06/01/38 1,987,918
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009C - AGC Insured
5 .125 10/01/36 20,032
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 3,375,692
10,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2026A
5 .000 10/01/38 11,162,158
3,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2026A
5 .000 10/01/39 3,320,921
2,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 2,089,343
17,140,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 17,353,981
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/42 10,245,269
1,410,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000 03/15/53 1,456,813
2,170,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 2,236,302
4,500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/43 4,502,580
5,710,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 5,776,566
3,955,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/42 3,996,368
1,045,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 1,053,598
2,935,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 2,710,080
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
4 .000 11/15/54 9,032,595
5,450,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
5 .000 11/15/46 5,683,233
9,335,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4 .000 07/15/43 9,130,409
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 5,006,160
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
5 .000 08/01/36 5,018,449
5,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,420,986
4,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1
4 .000 11/01/47 3,726,933
5,835,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series A-1
5 .250 05/01/52 6,152,136
3,670,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,898,082
10,675,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
4 .375 05/01/53 10,199,900

Portfolio of Investments May 31, 2026
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000% 04/01/52 $ 5,075,374
9,585,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/45 10,104,113
15,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C
4 .125 03/15/57 13,706,244
7,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 7,211,791
3,800,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4 .000 03/15/49 3,534,452
500,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 541,923
12,393,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .010 07/01/46 4,523,646
15,386,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 15,204,354
1,750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 1,544,418
1,930,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 1,636,743
1,250,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 1,013,833
5,430,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 4,233,823
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 1,810,177
1,650,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 1,687,145
2,255,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 2,092,680
7,020,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4 .250 05/15/58 6,650,362
TOTAL TAX OBLIGATION/LIMITED 226,788,888
TRANSPORTATION - 28.6%
4,600,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/55 4,738,880
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5 .000 11/15/48 2,025,031
3,600,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4 .750 11/15/45 3,625,840
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 2,034,889
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 2,515,750
6,655,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 6,369,992
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .000 11/15/34 2,519,330
2,800,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,736,000
2,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 1,240,000
5,270,000 New York City, Industrial Development Agency, Senior Airport
Facilities Revenue Refunding Bonds, TrIPs Obligated Group,
Series 2012A, (AMT)
5 .000 07/01/28 5,273,273

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000% 01/01/42 $ 4,999,986
3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/43 2,983,016
2,400,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/48 2,529,427
3,720,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 3,426,217
18,765,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 16,620,521
4,750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/31 4,749,836
12,020,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 12,019,936
24,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 24,966,603
6,735,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 6,842,990
3,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 3,101,926
12,610,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 12,609,679
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 1,817,627
14,915,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023 - BAM
Insured, (AMT)
5 .375 06/30/60 15,159,452
10,545,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 10,683,398
9,270,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/55 9,847,789
2,080,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 2,168,660
1,280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
5 .000 12/01/37 1,333,869
1,540,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 1,653,082
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 1,865,177
2,010,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 2,147,887
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/36 10,632,792

Portfolio of Investments May 31, 2026
(continued)
New York Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000% 12/01/37 $ 3,175,587
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/40 1,045,747
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/27 1,315,949
10,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/28 10,515,151
10,035,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 10,293,166
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 1,245,055
5,400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,959,770
15,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 15,025,886
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 2,573,921
10,230,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 10,372,069
4,335,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/49 4,569,475
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT)
5 .000 01/15/47 5,161,747
4,800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4 .000 11/01/59 4,179,833
8,055,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/38 8,181,927
10,900,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5 .000 11/15/49 11,074,415
14,200,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5 .000 11/15/56 14,458,501
TOTAL TRANSPORTATION 293,387,054
UTILITIES - 5.2%
4,875,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 5,042,399
2,215,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 2,260,483
695,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 703,855
7,465,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 7,533,938
9,885,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 9,031,578
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 7,913,674
7,780,000 (d) New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5 .000 07/01/56 8,051,328
4,080,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/48 4,284,726

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 9,400,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750% 11/01/42 $ 8,510,280
TOTAL UTILITIES 53,332,261
TOTAL MUNICIPAL BONDS
(Cost $1,002,481,883) 1,002,236,419
TOTAL LONG-TERM INVESTMENTS
(Cost $1,002,481,883) 1,002,236,419
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
X 18,000,000 MUNICIPAL BONDS - 1.8%   X –
TAX OBLIGATION/LIMITED - 1.8%
$ 18,000,000 (e) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Taxable Subordinate Fiscal 2019 Series A-4
2 .850 08/01/45 $ 18,000,000
TOTAL TAX OBLIGATION/LIMITED 18,000,000
TOTAL MUNICIPAL BONDS
(Cost $18,000,000) 18,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,000,000) 18,000,000
TOTAL INVESTMENTS - 99.6%
(Cost $1,020,481,883) 1,020,236,419
OTHER ASSETS & LIABILITIES, NET - 0.4% 4,065,775
NET ASSETS - 100% $ 1,024,302,194
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $73,428,199 or 7.2% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
(continued)
New York Municipal Bond

them:
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,002,236,419 $ – $ 1,002,236,419
Short-Term Investments:
Municipal Bonds – 18,000,000 – 18,000,000
$ – $ 1,020,236,419 $ – $ 1,020,236,419